Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net
	As of December 31,
	2022		2023
Machinery equipment	NT$	106,944	NT$	113,599
Leasehold improvements		21,541		22,044
Other equipment		10,019		10,194
Subtotal	NT$	138,504	NT$	145,837
Less: accumulated depreciation		(83,628)		(97,867)
Property and equipment, net	NT$	54,876	NT$	47,970